Shareholder Fees	Sep. 28, 2025 USD ($)
Wahed FTSE USA Shariah ETF | Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Wahed Dow Jones Islamic World ETF | Wahed Dow Jones Islamic World ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0